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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Flagg Street Capital LLC
Address: 44 Brattle Street
         Cambridge, MA 02138

         Form 13F File Number:     28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Moss
Title: Chief Operating Officer
Phone: 617-876-6085

Signature, Place, and Date of Signing: February 14, 2007

     /s/  Andrew Moss           Cambridge, MA           February 14, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $101,774 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                                                                                                           ---------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                 -------------- ----------- --------- --------- --- ---- ---------- -------- --------- ------ ----
ACCREDITED HOM LENDERS HLDG... COM            00437P 10 7  11,788     430,988 SH       SOLE              0   430,988
ACCREDITED HOM LENDERS HLDG... COM            00437P 10 7   4,103     150,000 SH  CALL SOLE              0   150,000
DELTA FINANCIAL CORP.......... COM            247918 10 5   9,005     888,920 SH       SOLE              0   888,920
MORTGAGEIT HLDGS INC.......... COM            61915Q 10 8   4,564     309,401 SH       SOLE              0   309,401
POMEROY IT SOLUTIONS INC...... COM            731822 10 2   8,432   1,110,966 SH       SOLE              0 1,110,966
PROCENTURY CORP............... COM            74268T 10 8   8,092     437,404 SH       SOLE              0   437,404
PXRE GROUP LTD................ COM            G73018 10 6  12,449   2,700,400 SH       SOLE              0 2,700,400
QUNTA CAPITAL HLDGS LTD....... SHS            G7313F 10 6   3,885   1,806,945 SH       SOLE              0 1,806,945
RAIT FINANCIAL TRUST.......... COM            749227 10 4  11,498     333,467 SH       SOLE              0   333,467
SCOTTISH RE GROUP LIMITED..... SHS            G73537 41 0   5,704   1,068,233 SH       SOLE              0 1,068,233
TARRAGON CORP................. COM            876287 10 3   7,763     637,915 SH       SOLE              0   637,915
UNITED WESTIN BANCORP INC..... COM            913201 10 9  14,491     724,922 SH       SOLE              0   724,922